STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of non-vested restricted shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Total Time-Vested Restricted Shares Outstanding	Weighted Average Award-Date Fair Value per Share
Non-vested restricted shares at January 1, 2012	—	—
Awarded	111,691	$10.18
Vested	—	—
Forfeited	—	—
Non-vested restricted shares at December 31, 2012	111,691	$10.18